Insurance (Obligations Under Funding Agreements - Liability and Collateral) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Fixed and Floating Rate Funding Agreements by Type [Line Items]
Outstanding funding agreements to certain SPEs	$ 29,500	$ 30,300
Invested Assets Pledged As Collateral	19,011	20,712
Funding agreements - Federal Agricultural Mortgage Corporation
Fixed and Floating Rate Funding Agreements by Type [Line Items]
Outstanding funding agreements to certain SPEs	2,550	2,550
Invested Assets Pledged As Collateral	2,643	2,932
Federal Home Loan Bank of New York
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank amount of advances by branch for funding agreements	12,570	12,570
Collateral pledged relating to obligations under funding agreements	14,085	15,255
Federal Home Loan Bank of Des Moines
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank amount of advances by branch for funding agreements	750	1,000
Collateral pledged relating to obligations under funding agreements	$ 851	$ 1,141